Investments in associates and joint ventures (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Mehadrin [Member]
Statement [Line Items]
% ownership interest	45.41%	0.00%	45.41%
Group's interest in comprehensive income/(loss)	$ (167)	$ 0	$ 0
Value of group interest in equity	$ 0	$ 0
Quality Invest [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%
Group's interest in comprehensive income/(loss)	$ (876)	$ (259)	$ 278
Value of group interest in equity	$ 3,156	$ 2,927
La Rural S.A. [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%
Group's interest in comprehensive income/(loss)	$ 216	$ (135)	$ 153
Value of group interest in equity	$ 305	$ 169
Shufersal Ltd. [Member]
Statement [Line Items]
% ownership interest	26.02%	26.02%	26.02%
Group's interest in comprehensive income/(loss)	$ 446	$ 24	$ 7,834
Value of group interest in equity	$ 42,223	$ 0
Condor [Member]
Statement [Line Items]
% ownership interest	18.89%	18.89%	18.89%
Group's interest in comprehensive income/(loss)	$ 59	$ (414)	$ 180
Value of group interest in equity	$ 2,224	$ 1,620
New Lipstick [Member]
Statement [Line Items]
% ownership interest	49.96%	49.96%	49.96%
Group's interest in comprehensive income/(loss)	$ (480)	$ 11,465	$ (4,805)
Value of group interest in equity	701	218
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Group's interest in comprehensive income/(loss)	(6,614)	13,098	$ (10,986)
Value of group interest in equity	$ 12,158	$ 111,714
BHSA [Member]
Statement [Line Items]
% ownership interest	29.91%	29.91%	29.91%
Group's interest in comprehensive income/(loss)	$ (3,621)	$ (756)	$ (571)
Value of group interest in equity	$ 6,118	$ 5,361
PBEL [Member]
Statement [Line Items]
% ownership interest	45.40%	45.00%	45.40%
Group's interest in comprehensive income/(loss)	$ (176)	$ 0	$ 0
Value of group interest in equity	$ 0	$ 0
TGLT [Member]
Statement [Line Items]
% ownership interest	27.82%	30.20%	30.20%
Group's interest in comprehensive income/(loss)	$ 0	$ (2,157)	$ (174)
Value of group interest in equity	$ 3,093	$ 937
Other joint ventures [Member]
Statement [Line Items]
% ownership interest	0.00%	0.00%	0.00%
Group's interest in comprehensive income/(loss)	$ (2,062)	$ (2,476)	$ (4,886)
Value of group interest in equity	$ 12,924	$ 926
Gav - Yam [Member]
Statement [Line Items]
% ownership interest	0.00%	34.90%	34.90%
Group's interest in comprehensive income/(loss)	$ 0	$ 39	$ (1,181)
Value of group interest in equity	$ 40,970	$ 0